Trading Properties (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of trading properties
	Completed properties	Properties under development	Undeveloped sites	Total
At June 30, 2020	4,985	2,043	10,638	17,666
Additions	-	669	651	1,320
Deconsolidation	(3,490)	(233)	(8,887)	(12,610)
Currency translation adjustment	(320)	(206)	(612)	(1,138)
Transfers	318	(318)	-	-
Disposals	(1,295)	(640)	(420)	(2,355)
At June 30, 2021	198	1,315	1,370	2,883
Additions	-	471	37	508
Currency translation adjustment	-	(157)	-	(157)
At June 30, 2022	198	1,629	1,407	3,234
	June 30, 2022	June 30, 2021
Non-current	3,041	2,696
Current	193	187
Total	3,234	2,883